Trade and other payables - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [Line Items]
Guarantees of loans made to equity accounted investments	$ 26	$ 31
Guarantees of loans made to equity accounted investments gross	0	0
Top of range
Trade and other payables [Line Items]
Guarantees of loans made to equity accounted investments	$ 21	$ 21